Fair Value Measurement - Schedule of Valuation Techniques for Fair Value Measurements Categorized Within Level 3 (Details) $ in Thousands	6 Months Ended
Jul. 31, 2018 NZD ($)
DisclosureOfFairValueMeasurementLineItems [Line Items]
Beginning Balance	$ 93,806
Ending Balance	59,617
Level 3 of Fair Value Hierarchy [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Beginning Balance	1,110
Changes in fair value
Conversion	(1,110)
Ending Balance